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Joanna Paszczuk
Paralegal
(860) 723-2247
Fax: (860) 723-2215

July 30, 2007

Securities and Exchange Commission
100 F. Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: University of Texas System Retirement Programs
File Nos.: 333-134760 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Submitted for filing pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the Supplement to the Contract Prospectus and Statement of Additional Information, dated July 27, 2007 contained in Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 3 which was declared effective on July 27, 2007. The text of Post-Effective Amendment No. 3 was filed electronically on July 27, 2007.

If you have any questions regarding this submission, please call the undersigned at 860-723-2247.

Sincerely, /s/ Joanna Paszczuk Joanna Paszczuk

Hartford Site	ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975